LOANS HELD FOR INVESTMENT AT CARRYING VALUE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LOANS HELD FOR INVESTMENT AT CARRYING VALUE [Abstract]
LOANS HELD FOR INVESTMENT AT CARRYING VALUE
4.	LOANS HELD FOR INVESTMENT AT CARRYING VALUE

As of March 31, 2021 and December 31, 2020, the Company’s portfolio included four and three loans, respectively, held at carrying value. The aggregate originated commitment under these loans was approximately $65 million and $44 million, respectively, and outstanding principal was approximately $42.9 million and $33.9 million, respectively, as of March 31, 2021 and December 31, 2020.  During the three months ended March 31, 2021, the Company funded approximately $8.9 million of outstanding principal. As of March 31, 2021 and December 31, 2020, approximately 49% and 35%, respectively, of the Company’s loans held at carrying value have floating interest rates.  These floating rates are subject to LIBOR floors, with a weighted average floor of 1% and 1%, respectively, calculated based on loans with LIBOR floors. References to LIBOR or “L” are to 30-day LIBOR (unless otherwise specifically stated).

The following tables summarize the Company’s loans held at carrying value as of March 31, 2021 and December 31, 2020:

	As of March 31, 2021
	Outstanding Principal (1)	Original Issue Discount	Carrying Value (1)	Weighted Average Remaining Life (Years)(2)

Senior Term Loans	$42,940,850	$(3,787,914)	$39,152,936	4.5
Total loans held at carrying value	$42,940,850	$(3,787,914)	$39,152,936	4.5

	As of December 31, 2020
	Outstanding Principal (1)	Original Issue Discount	Carrying Value (1)	Weighted Average Remaining Life (Years)(2)

Senior Term Loans	$33,907,763	$(2,070,732)	$31,837,031	4.7
Total loans held at carrying value	$33,907,763	$(2,070,732)	$31,837,031	4.7

(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.

(2)	Weighted average remaining life is calculated based on the carrying value of the loans as of March 31, 2021 and December 31, 2020.

The following table presents changes in loans held at carrying value as of and for the three months ended March 31, 2021:

	Principal	Original Issue Discount	Carrying Value

Total loans held at carrying value at December 31, 2020	$33,907,763	$(2,070,732)	$31,837,031
New Fundings	8,863,455	(1,824,614)	7,038,841
Accretion of original issue discount	-	107,432	107,432
PIK Interest	169,632		169,632
Total loans held at carrying value at March 31, 2021	$42,940,850	$(3,787,914)	$39,152,936

A more detailed listing of the Company’s loans held at carrying value portfolio based on information available as of March 31, 2021 is as follows:

	Collateral Location	Collateral Type (8)	Outstanding Principal (1)	Original Issue Discount	Carrying Value (1)	Interest Rate		Maturity Date (2)	Payment Terms (3)

Private Co. C	PA	C , D	$13,895,465	$(807,869)	$13,087,596	17.0%	(4)	12/1/2025	P/I
Private Co. D	OH, AR	D	12,045,385	(983,237)	11,062,148	15.0%	(5)	1/1/2026	P/I
Sub. of Public Co. D	PA	C	10,000,000	(172,194)	9,827,806	12.9%	(6)	12/18/2024	I/O
Private Co. E	OH	C , D	7,000,000	(1,824,614)	5,175,386	17.0%	(7)	4/1/2026	P/I
Total loans held at carry value			$42,940,850	$(3,787,914)	$39,152,936

(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.

(2)
Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.

(3)	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.

(4)	Base interest rate of 12% plus LIBOR (LIBOR floor of 1%) and PIK interest rate of 4%.

(5)	Base interest rate of 13% and PIK interest rate of 2%.

(6)	Base interest rate of 12.9%.

(7)	Base interest rate of 12% plus LIBOR (LIBOR floor of 1%) and PIK interest rate of 4%.

(8)	C = Cultivation Facilities, D = Dispensaries

4.	LOANS HELD FOR INVESTMENT AT CARRYING VALUE

As of December 31, 2020, the Company’s portfolio included three loans held at carrying value. The aggregate originated commitment under these loans was approximately $44 million and outstanding principal was approximately $33.9 million as of December 31, 2020. During the period from July 31, 2020 to December 31, 2020, the Company funded approximately $33.9 million of outstanding principal. As of December 31, 2020, approximately 35% of the Company’s loans held at carrying value have floating interest rates. These floating rates are subject to London Interbank Offered Rate (“LIBOR”) floors, with a weighted average floor of 1%, calculated based on loans with LIBOR floors. References to LIBOR or “L” are to 30-day LIBOR (unless otherwise specifically stated).

The following tables summarize the Company’s loans held at carrying value as of December 31, 2020:

	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Weighted Average Remaining Life (Years)(2)
Senior Term Loans	$33,907,763	$(2,070,732)	$31,837,031	4.7
Total loans held at carrying value	$33,907,763	$(2,070,732)	$31,837,031	4.7

(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
(2)	Weighted average remaining life is calculated based on the carrying value of the loans as of December 31, 2020

The following table presents changes in loans held at carrying value as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

	Principal	Original Issue Discount	Carrying Value
Loans at July 31, 2020	$—	$—	$—
New fundings	33,875,985	(2,120,969)	31,755,016
Accretion of original issue discount	—	50,237	50,237
PIK Interest	31,778	—	31,778
Total loans held at carrying value at December 31, 2020	$33,907,763	$(2,070,732)	$31,837,031

A more detailed listing of the Company’s loans held at carrying value portfolio based on information available as of December 31, 2020 is as follows:

	Location	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Interest Rate		Maturity Date(2)	Payment Terms(3)
Private Co. C	PA	$11,907,763	$(851,148)	$11,056,615	17.0	%(4)	12/1/2025	P/I
Private Co. D	Multi State	12,000,000	(1,035,911)	10,964,089	15.0	%(5)	1/1/2026	P/I
Sub. of Public Co. D	PA	10,000,000	(183,673)	9,816,327	12.9	%(6)	12/18/2024	I/O
Total loans held at carry value		$33,907,763	$(2,070,732)	$31,837,031

(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
(2)
Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.

(3)	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.
(4)	Base interest rate of 12% plus LIBOR (LIBOR floor of 1%) and PIK interest rate of 4%
(5)	Base interest rate of 13% and PIK interest rate of 2%
(6)	Base interest rate of 12.9%